FAIR VALUE MEASUREMENTS (Details)	12 Months Ended				36 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Derivative Liabilities Current	¥ 61,271,965		¥ 12,786,001		¥ 61,271,965
Fair Value Adjustment of Warrants					0
Impairment of Long-Lived Assets to be Disposed of	68,262,038	$ 9,805,228	14,548,043	¥ 0
Asset Impairment Charges	¥ 68,262,038		14,548,043
Change in fair value of derivative forward contracts
Derivative [Line Items]
Derivative, Notional Amount | $						$ 848,000,000
Foreign exchange option [Member]
Derivative [Line Items]
Derivative, Notional Amount | $						$ 0	$ 167,000,000.0	$ 0
Remaining maturity of foreign currency derivative	12 months	12 months
Loss/ gain on derivative	¥ 330,706		9,720,182	0
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	¥ 69,974,512		¥ 13,700,387	¥ 16,122,313	¥ 69,974,512